Additional information about derivatives financial instruments - Market curves, Interest rates (Details)	Dec. 31, 2017
US$-Brazil Interest Rate | Maturity on 01/02/18
Interest rate curves
Interest rate	2.86%
US$-Brazil Interest Rate | Maturity on 02/01/18
Interest rate curves
Interest rate	4.04%
US$-Brazil Interest Rate | Maturity on 03/01/18
Interest rate curves
Interest rate	3.27%
US$-Brazil Interest Rate | Maturity on 04/02/18
Interest rate curves
Interest rate	2.96%
US$-Brazil Interest Rate | Maturity on 05/02/18
Interest rate curves
Interest rate	2.84%
US$-Brazil Interest Rate | Maturity on 06/01/18
Interest rate curves
Interest rate	2.78%
US$-Brazil Interest Rate | Maturity on 07/02/18
Interest rate curves
Interest rate	2.73%
US$-Brazil Interest Rate | Maturity on 08/01/18
Interest rate curves
Interest rate	2.72%
US$-Brazil Interest Rate | Maturity on 09/03/18
Interest rate curves
Interest rate	2.69%
US$-Brazil Interest Rate | Maturity on 10/01/18
Interest rate curves
Interest rate	2.71%
US$-Brazil Interest Rate | Maturity on 11/01/18
Interest rate curves
Interest rate	2.77%
US$-Brazil Interest Rate | Maturity on 12/03/18
Interest rate curves
Interest rate	2.71%
US$-Brazil Interest Rate | Maturity on 01/02/19
Interest rate curves
Interest rate	2.82%
US$-Brazil Interest Rate | Maturity on 04/01/19
Interest rate curves
Interest rate	2.85%
US$-Brazil Interest Rate | Maturity on 07/01/19
Interest rate curves
Interest rate	2.91%
US$-Brazil Interest Rate | Maturity on 10/01/19
Interest rate curves
Interest rate	2.94%
US$-Brazil Interest Rate | Maturity on 01/02/20
Interest rate curves
Interest rate	3.02%
US$-Brazil Interest Rate | Maturity on 04/01/20
Interest rate curves
Interest rate	3.03%
US$-Brazil Interest Rate | Maturity on 07/01/20
Interest rate curves
Interest rate	3.06%
US$-Brazil Interest Rate | Maturity on 10/01/20
Interest rate curves
Interest rate	3.13%
US$-Brazil Interest Rate | Maturity on 01/04/21
Interest rate curves
Interest rate	3.19%
US$-Brazil Interest Rate | Maturity on 04/01/21
Interest rate curves
Interest rate	3.22%
US$-Brazil Interest Rate | Maturity on 07/01/21
Interest rate curves
Interest rate	3.26%
US$-Brazil Interest Rate | Maturity on 10/01/21
Interest rate curves
Interest rate	3.31%
US$-Brazil Interest Rate | Maturity on 01/03/22
Interest rate curves
Interest rate	3.42%
US$-Brazil Interest Rate | Maturity on 04/01/22
Interest rate curves
Interest rate	3.43%
US$-Brazil Interest Rate | Maturity on 07/01/22
Interest rate curves
Interest rate	3.44%
US$-Brazil Interest Rate | Maturity on 10/03/22
Interest rate curves
Interest rate	3.48%
US$-Brazil Interest Rate | Maturity on 01/02/23
Interest rate curves
Interest rate	3.60%
US$-Brazil Interest Rate | Maturity on 07/03/23
Interest rate curves
Interest rate	3.65%
US$ Interest Rate | JAN18
Interest rate curves
Interest rate	1.57%
US$ Interest Rate | FEB18
Interest rate curves
Interest rate	1.62%
US$ Interest Rate | MAR18
Interest rate curves
Interest rate	1.70%
US$ Interest Rate | APR18
Interest rate curves
Interest rate	1.77%
US$ Interest Rate | MAY18
Interest rate curves
Interest rate	1.81%
US$ Interest Rate | JUN18
Interest rate curves
Interest rate	1.83%
US$ Interest Rate | JUL18
Interest rate curves
Interest rate	1.85%
US$ Interest Rate | AUG18
Interest rate curves
Interest rate	1.87%
US$ Interest Rate | SEP18
Interest rate curves
Interest rate	1.88%
US$ Interest Rate | OCT18
Interest rate curves
Interest rate	1.89%
US$ Interest Rate | NOV18
Interest rate curves
Interest rate	1.90%
US$ Interest Rate | 2018
Interest rate curves
Interest rate	1.90%
US$ Interest Rate | 2019
Interest rate curves
Interest rate	2.11%
US$ Interest Rate | 2020
Interest rate curves
Interest rate	2.23%
US$ Interest Rate | 2021
Interest rate curves
Interest rate	2.29%
TJLP | Maturity on 01/02/18
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 02/01/18
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 03/01/18
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 04/02/18
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 05/02/18
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 06/01/18
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 07/02/18
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 08/01/18
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 09/03/18
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 10/01/18
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 11/01/18
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 12/03/18
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 01/02/19
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 04/01/19
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 07/01/19
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 10/01/19
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 01/02/20
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 04/01/20
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 07/01/20
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 10/01/20
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 01/04/21
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 04/01/21
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 07/01/21
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 10/01/21
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 01/03/22
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 04/01/22
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 07/01/22
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 10/03/22
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 01/02/23
Interest rate curves
Interest rate	7.00%
TJLP | Maturity on 07/03/23
Interest rate curves
Interest rate	7.00%
BRL Interest Rate | Maturity on 01/02/18
Interest rate curves
Interest rate	6.89%
BRL Interest Rate | Maturity on 02/01/18
Interest rate curves
Interest rate	6.90%
BRL Interest Rate | Maturity on 03/01/18
Interest rate curves
Interest rate	6.82%
BRL Interest Rate | Maturity on 04/02/18
Interest rate curves
Interest rate	6.76%
BRL Interest Rate | Maturity on 05/02/18
Interest rate curves
Interest rate	6.73%
BRL Interest Rate | Maturity on 06/01/18
Interest rate curves
Interest rate	6.71%
BRL Interest Rate | Maturity on 07/02/18
Interest rate curves
Interest rate	6.66%
BRL Interest Rate | Maturity on 08/01/18
Interest rate curves
Interest rate	6.67%
BRL Interest Rate | Maturity on 09/03/18
Interest rate curves
Interest rate	6.70%
BRL Interest Rate | Maturity on 10/01/18
Interest rate curves
Interest rate	6.72%
BRL Interest Rate | Maturity on 11/01/18
Interest rate curves
Interest rate	6.74%
BRL Interest Rate | Maturity on 12/03/18
Interest rate curves
Interest rate	6.80%
BRL Interest Rate | Maturity on 01/02/19
Interest rate curves
Interest rate	6.87%
BRL Interest Rate | Maturity on 04/01/19
Interest rate curves
Interest rate	7.11%
BRL Interest Rate | Maturity on 07/01/19
Interest rate curves
Interest rate	7.41%
BRL Interest Rate | Maturity on 10/01/19
Interest rate curves
Interest rate	7.78%
BRL Interest Rate | Maturity on 01/02/20
Interest rate curves
Interest rate	8.07%
BRL Interest Rate | Maturity on 04/01/20
Interest rate curves
Interest rate	8.38%
BRL Interest Rate | Maturity on 07/01/20
Interest rate curves
Interest rate	8.63%
BRL Interest Rate | Maturity on 10/01/20
Interest rate curves
Interest rate	8.88%
BRL Interest Rate | Maturity on 01/04/21
Interest rate curves
Interest rate	9.06%
BRL Interest Rate | Maturity on 04/01/21
Interest rate curves
Interest rate	9.24%
BRL Interest Rate | Maturity on 07/01/21
Interest rate curves
Interest rate	9.40%
BRL Interest Rate | Maturity on 10/01/21
Interest rate curves
Interest rate	9.55%
BRL Interest Rate | Maturity on 01/03/22
Interest rate curves
Interest rate	9.66%
BRL Interest Rate | Maturity on 04/01/22
Interest rate curves
Interest rate	9.75%
BRL Interest Rate | Maturity on 07/01/22
Interest rate curves
Interest rate	9.84%
BRL Interest Rate | Maturity on 10/03/22
Interest rate curves
Interest rate	9.92%
BRL Interest Rate | Maturity on 01/02/23
Interest rate curves
Interest rate	9.99%
BRL Interest Rate | Maturity on 07/03/23
Interest rate curves
Interest rate	10.12%
Implicit Inflation (IPCA) | Maturity on 01/02/18
Interest rate curves
Interest rate	4.27%
Implicit Inflation (IPCA) | Maturity on 02/01/18
Interest rate curves
Interest rate	4.27%
Implicit Inflation (IPCA) | Maturity on 03/01/18
Interest rate curves
Interest rate	4.20%
Implicit Inflation (IPCA) | Maturity on 04/02/18
Interest rate curves
Interest rate	4.14%
Implicit Inflation (IPCA) | Maturity on 05/02/18
Interest rate curves
Interest rate	4.11%
Implicit Inflation (IPCA) | Maturity on 06/01/18
Interest rate curves
Interest rate	4.09%
Implicit Inflation (IPCA) | Maturity on 07/02/18
Interest rate curves
Interest rate	4.04%
Implicit Inflation (IPCA) | Maturity on 08/01/18
Interest rate curves
Interest rate	4.05%
Implicit Inflation (IPCA) | Maturity on 09/03/18
Interest rate curves
Interest rate	4.08%
Implicit Inflation (IPCA) | Maturity on 10/01/18
Interest rate curves
Interest rate	4.10%
Implicit Inflation (IPCA) | Maturity on 11/01/18
Interest rate curves
Interest rate	4.12%
Implicit Inflation (IPCA) | Maturity on 12/03/18
Interest rate curves
Interest rate	4.18%
Implicit Inflation (IPCA) | Maturity on 01/02/19
Interest rate curves
Interest rate	4.24%
Implicit Inflation (IPCA) | Maturity on 04/01/19
Interest rate curves
Interest rate	4.33%
Implicit Inflation (IPCA) | Maturity on 07/01/19
Interest rate curves
Interest rate	4.52%
Implicit Inflation (IPCA) | Maturity on 10/01/19
Interest rate curves
Interest rate	4.57%
Implicit Inflation (IPCA) | Maturity on 01/02/20
Interest rate curves
Interest rate	4.62%
Implicit Inflation (IPCA) | Maturity on 04/01/20
Interest rate curves
Interest rate	4.66%
Implicit Inflation (IPCA) | Maturity on 07/01/20
Interest rate curves
Interest rate	4.69%
Implicit Inflation (IPCA) | Maturity on 10/01/20
Interest rate curves
Interest rate	4.72%
Implicit Inflation (IPCA) | Maturity on 01/04/21
Interest rate curves
Interest rate	4.72%
Implicit Inflation (IPCA) | Maturity on 04/01/21
Interest rate curves
Interest rate	4.75%
Implicit Inflation (IPCA) | Maturity on 07/01/21
Interest rate curves
Interest rate	4.78%
Implicit Inflation (IPCA) | Maturity on 10/01/21
Interest rate curves
Interest rate	4.81%
Implicit Inflation (IPCA) | Maturity on 01/03/22
Interest rate curves
Interest rate	4.82%
Implicit Inflation (IPCA) | Maturity on 04/01/22
Interest rate curves
Interest rate	4.82%
Implicit Inflation (IPCA) | Maturity on 07/01/22
Interest rate curves
Interest rate	4.84%
Implicit Inflation (IPCA) | Maturity on 10/03/22
Interest rate curves
Interest rate	4.85%
Implicit Inflation (IPCA) | Maturity on 01/02/23
Interest rate curves
Interest rate	4.87%
Implicit Inflation (IPCA) | Maturity on 07/03/23
Interest rate curves
Interest rate	4.91%
EUR Interest Rate | JAN18
Interest rate curves
Interest rate	0.41%
EUR Interest Rate | FEB18
Interest rate curves
Interest rate	0.39%
EUR Interest Rate | MAR18
Interest rate curves
Interest rate	0.38%
EUR Interest Rate | APR18
Interest rate curves
Interest rate	0.34%
EUR Interest Rate | MAY18
Interest rate curves
Interest rate	0.32%
EUR Interest Rate | JUN18
Interest rate curves
Interest rate	0.30%
EUR Interest Rate | JUL18
Interest rate curves
Interest rate	0.29%
EUR Interest Rate | AUG18
Interest rate curves
Interest rate	0.28%
EUR Interest Rate | SEP18
Interest rate curves
Interest rate	0.27%
EUR Interest Rate | OCT18
Interest rate curves
Interest rate	0.27%
EUR Interest Rate | NOV18
Interest rate curves
Interest rate	0.26%
EUR Interest Rate | 2018
Interest rate curves
Interest rate	0.26%
EUR Interest Rate | 2019
Interest rate curves
Interest rate	0.15%
EUR Interest Rate | 2020
Interest rate curves
Interest rate	0.01%
EUR Interest Rate | 2021
Interest rate curves
Interest rate	0.15%
CAD Interest Rate | JAN18
Interest rate curves
Interest rate	1.45%
CAD Interest Rate | FEB18
Interest rate curves
Interest rate	1.48%
CAD Interest Rate | MAR18
Interest rate curves
Interest rate	1.55%
CAD Interest Rate | APR18
Interest rate curves
Interest rate	1.64%
CAD Interest Rate | MAY18
Interest rate curves
Interest rate	1.70%
CAD Interest Rate | JUN18
Interest rate curves
Interest rate	1.73%
CAD Interest Rate | JUL18
Interest rate curves
Interest rate	1.49%
CAD Interest Rate | AUG18
Interest rate curves
Interest rate	1.31%
CAD Interest Rate | SEP18
Interest rate curves
Interest rate	1.19%
CAD Interest Rate | OCT18
Interest rate curves
Interest rate	1.07%
CAD Interest Rate | NOV18
Interest rate curves
Interest rate	0.99%
CAD Interest Rate | 2018
Interest rate curves
Interest rate	0.91%
CAD Interest Rate | 2019
Interest rate curves
Interest rate	2.09%
CAD Interest Rate | 2020
Interest rate curves
Interest rate	2.22%
CAD Interest Rate | 2021
Interest rate curves
Interest rate	2.30%